Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	180,382,885	130,661,627
Common stock, shares outstanding	180,382,885	130,661,627
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0